Leases (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of operating leases
	June 30, 2021	June 30, 2020	June 30, 2019
No later than one year	-	3,467	13,012
Later than one year and not later than five years	-	7,910	20,294
Later than five years	-	3,602	1,355
	-	14,979	34,661

Schedule of non-cancellable operating leases
	June 30, 2021	June 30, 2020	June 30, 2019
No later than one year	4,023	1,095	19,850
Later than one year and not later than five years	8,059	31,063	44,656
Later than five years	2,266	14,574	32,083
	14,348	46,732	96,589